   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  July 18, 2017 to August 17, 2017

   Commission File Number of issuing entity:  333-195164-03

   Central Index Key Number of issuing entity:  0001626941

   Wells Fargo Commercial Mortgage Trust 2014-LC18

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-195164

   Central Index Key Number of depositor:  0000850779

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

NCB, FSB

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

   Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

  Ladder Capital Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501

   Liberty Island Group I LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001617874

     Walker & Dunlop Commercial Property Funding I WF, LLC

   (Exact name of sponsor as specified in its charter)

   Anthony J. Sfarra (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3943116

38-3943117

38-3943118

38-7127849

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
B	___	___	X	___
C	___	___	X	___
PEX	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2017, a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2014-LC18 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.88%	0	N/A

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2014-LC18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2017 to August 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 14, 2017. The CIK number for the Depositor is 0000850779.

NCB, FSB (“NCB”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 18, 2017. The Central Index Key number for NCB is 0001577313.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC (“Ladder”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2017. The Central Index Key number for Ladder is 0001541468.

Liberty Island Group I LLC ("LIG I"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2017. The Central Index Key number for LIG I is 0001555501.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for RBS plc is 0000729153.

Walker & Dunlop Commercial Property Funding I WF, LLC ("Walker"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 27, 2017. The Central Index Key number for Walker is 0001617874.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). On July 11, 2017, certain PIMCO investment funds filed a civil complaint relating to Wells Fargo Bank's setting aside reserves for legal fees and expenses in connection with the liquidation of 11 RMBS trusts at issue in the State Court Complaint.  The complaint seeks, among other relief, declarations that Wells Fargo Bank is not entitled to (i) indemnification from, (ii) advancement of funds from, or (iii) taking reserves from trust funds for legal fees and expenses it incurs in defending the claims in the State Court Complaint. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2014-LC18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	07/17/2017	$3,501.88
Current Distribution Date:	08/17/2017	$3,622.10
Interest Reserve Account Balance
Prior Distribution Date:	07/17/2017	$0
Current Distribution Date:	08/17/2017	$0

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18, relating to the August 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/   Anthony Sfarra

Anthony Sfarra, President

Date:  August 24, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2014-LC18, relating to the August 17, 2017 distribution.